Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of provisions for income tax
	December 31, 2021	December 31, 2020	December 31, 2019
	US$	US$	US$
Provisions for current income tax	5,278,462	4,688,321	3,818,709
Provisions for deferred income tax	-	-	-
Total	5,278,462	4,688,321	3,818,709

Schedule of total income tax expense
	2021	2020	2019
	US$	US$	US$
Income before income tax provision	26,228,041	23,733,576	19,249,906
Tax at the PRC EIT tax rates	5,605,035	4,724,933	4,003,701
Other	(13,086)	(28,392)	-
Tax effect of non-deductible expenses	226,222	313,006	223,045
Tax effect of R&D expenses additional deduction*	(539,709)	(321,226)	(408,037)
Income tax expense	5,278,462	4,688,321	3,818,709

*	According to PRC tax regulations, an additional of 75% of current year R&D expenses may be deducted from tax income.